Financial instruments and risk management - Trade receivables (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Fair Value Disclosures [Abstract]
Not past due	76,646	166,362
Past due 1-30 days	14,203	27,617
Past due 31-60 days	957	8,476
More than 61 days	1,645	10,596
Total	93,451	213,051
Percentage of allowance for doubtful accounts that are more than 61 days past due	100.00%
Allowance for Doubtful Accounts Receivable [Roll Forward]
Opening balance	210	30	1,691
Payments received on provided balances	(1)	0	(682)
Current year allowance	365	180	518
Write-offs	(574)	0	(1,497)
Ending balance	0	210	30